Prepaid and Other Current Assets (Details) - Schedule of prepaid and other current assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid And Other Current Assets Abstract
Prepaid insurance	$ 361,185	$ 743,750
Other prepaid expense	31,665	12,590
Security deposit	29,240	13,485
Total prepaid and other current assets	$ 422,090	$ 769,825